Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Income and Comprehensive Income (Loss) (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Operating expenses:
Selling, general and administrative	$ 474,715	$ 605,480	$ 435,061
Total operating expenses	474,715	605,480	435,061
Operating income	(474,715)	(605,480)	(435,061)
Other income (expenses):
Interest income (expenses), net	120,137	106,363	(2,117)
Share of income of subsidiaries	492,000	3,756,839	2,361,280
Total other income (expenses), net	612,137	3,863,202	2,359,163
Income before income taxes	137,422	3,257,722	1,924,202
Income tax expenses
Net income	137,422	3,257,722	1,924,202
Other comprehensive income (loss):
Foreign currency translation adjustment	2,475,007	(1,301,838)	(3,754,602)
Total comprehensive income (loss)	$ 2,612,429	$ 1,955,884	$ (1,830,400)